Revision of comparative figures - Consolidated statement of profit or loss and OCI (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Correction of Errors
Net sales	€ 840,852	€ 766,003	€ 687,781
Gross profit	384,532	379,976	353,023
Operating income	(21,953)	(8,682)	2,865
Income tax (expense) income	1,814	(5,877)	(11,184)
Net loss	(24,911)	(17,019)	(9,317)
Comprehensive income (loss)	€ (24,923)	€ (17,038)	€ (9,391)
Effective tax rate	(6.80%)	52.70%	599.00%
Basic earnings per share	€ (0.29)	€ (0.20)	€ (0.11)
Diluted earnings per share	€ (0.29)	€ (0.20)	€ (0.11)
Restated adjustments
Correction of Errors
Net sales		€ (2,619)	€ (1,969)
Gross profit		(2,619)	(1,969)
Operating income		(2,619)	(1,969)
Income tax (expense) income		720	550
Net loss		(1,899)	(1,419)
Comprehensive income (loss)		€ (1,899)	€ (1,419)
Effective tax rate		25.00%	293.00%
Basic earnings per share		€ (0.03)	€ (0.02)
Diluted earnings per share		€ (0.03)	€ (0.02)